Contract liabilities - Summary of Contract Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current
Deferred revenue	₨ 1,364
Total	1,364
Current
Deferred revenue	61	1
Total	₨ 61	₨ 1